Stradley, Ronon, Stevens & Young, LLP
2005 Market Street, Suite 2600
Philadelphia, Pennsylvania 19103-7018
(215) 564-8000

March 18, 2019

VIA EDGAR TRANSMISSION

Filing Desk
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549
Attention: Jaea Hahn

RE:	Delaware Group Adviser Funds (the “Registrant”)
File Nos. 811-07972; 033-67490

Dear Ms. Hahn:

Pursuant to Rule 497(e) under the Securities Act of 1933, as amended, submitted electronically via the EDGAR system, please find enclosed certain risk/return summary information in an interactive data format using the eXtensible Business Reporting Language (the “XBRL exhibits”). The XBRL exhibits reflect the Item 2, 3 and 4 risk/return summary disclosure required by Form N-1A, which disclosure was included in the definitive prospectus dated February 28, 2019, as amended and restated on March 4, 2019, for the Delaware Global Real Estate Opportunities Fund, series of the Registrant, that was filed with the U.S. Securities and Exchange Commission via the EDGAR system on March 4, 2019 (Accession No. 0001206774-19-000665) pursuant to Rule 497(c) under the Securities Act of 1933.

If you have any questions or comments regarding this filing, please call me at (215) 564-8071.

Very truly yours,

/s/ Taylor Brody
Taylor Brody

cc:	Jerel A. Hopkins
Macquarie Investment Management
Bruce G. Leto